INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of reconciliation of the Canadian combined federal and provincial corporate income tax rates to the company's loss before income taxes
	2013		2012
	$		$
Income (loss) before income tax		28,169		(51,039)
Combined statutory rate		25%		25%
Expected income tax expense (recovery)		7,000		(12,500)

Increase (decrease) resulting from:
Temporary difference		2,000
Permanent differences and other		9,000		11,000
Change in valuation allowance		(18,000)		1,500
Future income tax provision (recovery)		-		-

Schedule of deferred income tax assets
	2013		2012
	$		$
Mineral properties tax basis in excess of carrying value		2,631,000		2,631,000
Non-capital losses available		498,000		513,000
Other		-		2,000
Potential deferred income tax assets		3,129,000		3,147,000
Less: valuation allowance		(3,129,000)		(3,147,000)
Net Deferred Income Tax Asset		-		-

Schedule of non-capital losses to reduce future taxable income
Year of Expiry	Amount
	$
2014		150,000
2015		212,000
2026		336,000
2027		429,000
2028		422,000
2029		-
2030		217,000
2031		146,000
2032		78,000
		1,990,000